Cover	Sep. 18, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Initial 8-K to disclose that, on November 21, 2024, the Board appointed Mr. Nash as a member of the Compensation and Human Capital Committee of the Board, effective immediately.
Document Period End Date	Sep. 18, 2024
Entity File Number	001-37713
Entity Registrant Name	eBay Inc.
Entity Central Index Key	0001065088
Entity Tax Identification Number	77-0430924
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2025 Hamilton Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95125
City Area Code	(408)
Local Phone Number	376-7108
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	EBAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false